                          ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio

                         Supplement Dated March 23, 2004
                       to the ING VP Technology Portfolio
                               Class R Prospectus
                                Dated May 1, 2003

On January 2, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as the sub-adviser to ING VP Technology Portfolio (the "Portfolio") under an interim sub-advisory agreement. On March 23, 2004, the shareholders of the Portfolio approved a new sub-advisory agreement with BlackRock.

In connection with the change in the sub-adviser to the Portfolio, effective February 17, 2004: (1) the name of the Portfolio is changed to ING VP Global Science and Technology Portfolio; (2) the Portfolio's non-fundamental investment strategies and policies are modified so that the Portfolio will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors; and (3) the comparative index for the Portfolio was changed from Goldman Sachs Technology Industry Composite Index to the Standard & Poor's 500 Composite Stock Price Index and the Pacific Stock Exchange Technology Index was added as a comparative index.

Modifications to the Prospectus to reflect these changes are set out below.

Effective February 17, 2004, the following changes are made to the Prospectus disclosure for ING VP Technology Fund:

(1) The fourth subsection of the section entitled "Portfolios At a Glance" on page 2 of the Prospectus is amended to change the reference to ING VP Technology Portfolio as follows:

ING VP Global Science and Technology Portfolio    Long-term capital appreciation
Adviser: ING Investments, LLC
Sub-Adviser: BlackRock Advisors, Inc.

(2) The fourth subsection of the section entitled "Portfolios At a Glance" on page 3 of the Prospectus is amended to change the reference to ING VP Technology Portfolio as follows:

Equity securities of companies in the science     Price volatility and other risks that
and technology sectors.                           accompany an investment in equity
                                                  securities and maintaining a
                                                  non-diversified portfolio focusing on
                                                  companies engaged in the science
                                                  and technology sectors.

(3) The section entitled "ING VP Technology Portfolio - Investment Strategy" and the section entitled "Risks" on page 10 of the Prospectus is deleted and replaced with the following:

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO          ADVISER
                                                        ING INVESTMENTS, LLC
                                                        SUB-ADVISER
                                                        BLACKROCK ADVISORS, INC.
OBJECTIVE

Seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The Portfolio management team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Portfolio's portfolio holding include:

         -    Application Software

         -    IT Consulting & Services

         -    Internet Software and Services

         -    Networking Equipment

         -    Telecom Equipment

         -    Computer Hardware

         -    Computer Storage & Peripherals

         -    Electronic Equipment and Instruments

         -    Semiconductor Equipment

         -    Semiconductors

         -    Aerospace & Defense

         -    Electrical Components & Equipment

         -    Biotechnology

         -    Pharmaceuticals

         -    Healthcare Equipment & Supplies

         -    Healthcare Distribution & Services

         -    Healthcare Facilities

         -    Industrial Gases

         -    Specialty Chemicals

         -    Advanced Materials

         -    Integrated Telecom Services

         -    Alternative Carriers

         -    Wireless Telecommunication Services

The Portfolio generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions. The Portfolio may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.

SMALL-/MID-SIZED COMPANIES -- the Portfolio's investments in small- and mid-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RISKS OF CONCENTRATION -- the Portfolio's investments are concentrated in the science and technology sectors. The Portfolio therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.

SCIENCE AND TECHNOLOGY -- the Portfolio's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio's performance to a greater extent than a fund that invests in many sectors. In addition, investing in science and technology companies exposes the Portfolio to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to the changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Portfolio more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short- term gains for shareholders, which may have an adverse impact on performance.

(4) The section entitled "Year by Year Total Returns" and the section entitled "Average Annual Total Returns" on page 11 of the Prospectus is deleted and replaced with the following:

                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                                   [BAR GRAPH]

2001        -22.96
2002        -41.28
2003         45.49

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower of they did.

(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as Sub-Adviser to the Portfolio. Prior to January 2, 2004, AIC Asset Management, LLC served as the Sub-Adviser to the Portfolio.

(3) Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio.

            Best and worst quarterly performance during this period:
                            4th quarter 2001: 36.45 %
                           3rd quarter 2001: -34.13 %

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index.

                                                                                   5 YEARS                  10 YEARS
                                                                   1 YEAR     (OR LIFE OF CLASS)(1)    (OR LIFE OF CLASS)
Class R Return Before Taxes                                 %      45.49             -22.80                    N/A
S&P 500 Index (reflects no deduction for fees
  and expenses)(2)                                          %      28.71              -5.62(5)                 N/A
PSE Technology Index (reflects no deduction for
  fees and expenses)(3)                                     %      52.62             -11.19(5)                 N/A
Goldman Sachs Technology Industry Composite Index
  (reflects no deduction for fees, expenses or taxes)(4)    %      54.18             -22.76(5)                 N/A

(1) Class R commenced operations on May 1, 2000.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Portfolio invests than the Goldman Sachs Technology Industry Composite Index. In the future, it will be the only benchmark compared to the Portfolio.

(3) The PSE Technology Index is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Portfolio performance.

(4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(5) The S&P 500 Index, PSE Technology Index and Goldman Sachs Technology Industry Composite Index returns are for the period beginning May 1, 2000.

(5) The section entitled "Management of the Portfolios - Adviser and Sub-Advisers" on page 36 of the Prospectus is amended to include the following after the first paragraph:

ING Investments acts as a "manager-of-managers" for the ING VP Global Science and Technology Portfolio (pending shareholder approval). ING Investments delegates to the Sub-Adviser of the Portfolio the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the Portfolio's Board. The Portfolio and ING Investments have received shareholder approval to permit ING Investments, with the approval of the Portfolio's Board, to replace non-affiliated Sub-Advisers as well as change the material terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of a Sub-Adviser of the Portfolio. In this event, the names of the Portfolio and its investment strategy may also change.

(6) The section entitled "Management of the Portfolios - Sub-Adviser - ING Technology Portfolio" on page 37 of the Prospectus is deleted and replaced with the following:

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
BLACKROCK ADVISORS, INC.

BlackRock Advisors, Inc. ("BlackRock") 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to the Portfolio. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's assets in accordance with the Portfolio's investment objective, policies, and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places order to purchase and sell securities and other investments for the Portfolio. As of December 31, 2003, BlackRock Advisors had over $309 billion of assets under management, of which $16 billion was in equity securities.

The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Portfolio and the Driehaus Recent Issues Portfolio. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio

                         Supplement Dated March 23, 2004
                       to the ING VP Technology Portfolio
                               Class S Prospectus
                                Dated May 1, 2003

On January 2, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as the sub-adviser to ING VP Technology Portfolio (the "Portfolio") under an interim sub-advisory agreement. On March 23, 2004, the shareholders of the Portfolio approved a new sub-advisory agreement with BlackRock.

In connection with the change in the sub-adviser to the Portfolio, effective February 17, 2004: (1) the name of the Portfolio is changed to ING VP Global Science and Technology Portfolio; (2) the Portfolio's non-fundamental investment strategies and policies are modified so that the Portfolio will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors; and (3) the comparative index for the Portfolio was changed from Goldman Sachs Technology Industry Composite Index to the Standard & Poor's 500 Composite Stock Price Index and the Pacific Stock Exchange Technology Index was added as a comparative index.

Modifications to the Prospectus to reflect these changes are set out below:

Effective February 17, 2004, the following changes are made to the Prospectus disclosure for ING VP Technology Portfolio:

(1) The fourth subsection of the section entitled "Portfolios At a Glance" on page 2 of the Prospectus is amended to change the reference to ING VP Technology Portfolio as follows:

ING VP Global Science and Technology Portfolio    Long-term capital appreciation
Adviser: ING Investments, LLC
Sub-Adviser: BlackRock Advisors, Inc.

(2) Effective February 17, 2004, the fourth subsection of the section entitled "Portfolios At a Glance" on page 3 of the Prospectus is amended to change the reference to ING VP Technology Portfolio as follows:

Equity securities of companies in the science     Price volatility and other risks that
and technology sectors.                           accompany an investment in equity
                                                  securities and maintaining a
                                                  non-diversified portfolio focusing on
                                                  companies engaged in the science
                                                  and technology sectors.

(3) The section entitled "ING VP Technology Portfolio - Investment Strategy" and the section entitled "Risks" on page 10 of the Prospectus is deleted and replaced with the following:

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO          ADVISER
                                                        ING INVESTMENTS, LLC
                                                        SUB-ADVISER
                                                        BLACKROCK ADVISORS, INC.
OBJECTIVE

Seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The Portfolio management team will invest in U.S. and non-U.S. companies (including companies located in emerging market countries) that are expected to offer the best opportunities for growth and high investment returns. The Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value. The management team, in an attempt to reduce portfolio risk, will diversify by investing in at least three countries, one of which may be the U.S. Some of the industries that are likely to be represented in the Portfolio's portfolio holding include:

         -    Application Software

         -    IT Consulting & Services

         -    Internet Software and Services

         -    Networking Equipment

         -    Telecom Equipment

         -    Computer Hardware

         -    Computer Storage & Peripherals

         -    Electronic Equipment and Instruments

         -    Semiconductor Equipment

         -    Semiconductors

         -    Aerospace & Defense

         -    Electrical Components & Equipment

         -    Biotechnology

         -    Pharmaceuticals

         -    Healthcare Equipment & Supplies

         -    Healthcare Distribution & Services

         -    Healthcare Facilities

         -    Industrial Gases

         -    Specialty Chemicals

         -    Advanced Materials

         -    Integrated Telecom Services

         -    Alternative Carriers

         -    Wireless Telecommunication Services

The Portfolio generally will sell a stock when, in the management team's opinion, there is a deterioration in the company's fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The team uses a broad set of technical tools to enhance the timing of purchase or sell decisions. The Portfolio may invest excess cash in short-term U.S. Government securities, and also may invest in corporate debt securities and derivative instruments.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition.

SMALL-/MID-SIZED COMPANIES -- the Portfolio's investments in small- and mid-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

RISKS OF CONCENTRATION -- the Portfolio's investments are concentrated in the science and technology sectors. The Portfolio therefore may be subject to more abrupt swings in value than a fund that invests in a broader range of industries.

SCIENCE AND TECHNOLOGY -- the Portfolio's focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio's performance to a greater extent than a fund that invests in many sectors. In addition, investing in science and technology companies exposes the Portfolio to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company's overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to the changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries and economic and political climates tend to be less stable. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in a single country. These investments would make the Portfolio more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CREDIT RISK -- the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, they may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short- term gains for shareholders, which may have an adverse impact on performance

(4) The section entitled "Year by Year Total Returns" and the section entitled "Average Annual Total Returns" on page 11 of the Prospectus is deleted and replaced with the following:

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                                [BAR GRAPH]

2001        -22.96
2002        -41.50
2003         45.63

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower of they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Since all Class S shares were redeemed in December 2003, the figure shown for 2003 provides performance for eleven months for Class S and one month for Class R adjusted for higher expenses of Class S. Because Class S shares commenced operations on November 1, 2001, the figures shown for the year 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Effective January 2, 2004, BlackRock Advisors, Inc. serves as Sub-Adviser to the Portfolio. Prior to January 2, 2004, AIC Asset Management, LLC served as the Sub-Adviser to the Portfolio.

(4) Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio.

            Best and worst quarterly performance during this period:
                            4th quarter 2001: 36.45%
                            3rd quarter 2001: -34.13%

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Pacific Stock Exchange Technology Index (PSE Technology Index), and the Goldman Sachs Technology Industry Composite Index.

                                                                                     5 YEARS                      10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)(2)(3)   (OR LIFE OF CLASS)(2)(3)
Class S Return                                              %      45.63              -5.18                        N/A
Class R Return                                              %      45.49             -22.80                        N/A
S&P 500 Index (reflects no deduction for fees and
  expenses)(4)                                              %      28.71               4.02(7)                     N/A
PSE Technology Index (reflects no deduction for fees
  and expenses)(5)                                          %      52.62               7.57(7)                     N/A
Goldman Sachs Technology Industry Composite Index
  (reflects no deduction for fees, expenses or taxes)(6)    %      54.18               2.67(7)                     N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote
(2) to the bar chart above.

(2) Class S commenced operations on November 1, 2001.

(3) Class R commenced operations on May 1, 2000.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets, which more closely tracks the types of securities in which the Portfolio invests than the Goldman Sachs Technology Industry Composite Index. In the future, it will be the only benchmark compared to the Portfolio.

(5) The PSE Technology Index is an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology. This Index is included as an additional comparison for Portfolio performance.

(6) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(7) The S&P 500 Index, PSE Technology Index and Goldman Sachs Technology Industry Composite Index returns for Class S shares is for the period beginning November 1, 2001. The S&P 500 Index, PSE Technology Index and Goldman Sachs Technology Industry Composite Index returns for Class R shares is -5.62%, -11.19% and -22.76% respectively, for the period beginning May 1, 2000.

(5) The section entitled "Management of the Portfolios - Adviser and Sub-Advisers" on page 36 of the Prospectus is amended to include the following after the first paragraph:

ING Investments acts as a "manager-of-managers" for the ING VP Global Science and Technology Portfolio (pending shareholder approval). ING Investments delegates to the Sub-Adviser of the Portfolio the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser of the Portfolio. From time to time, ING Investments may also recommend the appointment of additional or replacement Sub-Advisers to the Portfolio's

Board. The Portfolio and ING Investments have received shareholder approval to permit ING Investments, with the approval of the Portfolio's Board, to replace non-affiliated Sub-Advisers as well as change the material terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of a Sub-Adviser of the Portfolio. In this event, the names of the Portfolio and its investment strategy may also change.

(6) The section entitled "Management of the Portfolios - Sub-Adviser - ING Technology Portfolio" on page 37 of the Prospectus is deleted and replaced with the following:

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
BLACKROCK ADVISORS, INC.

BlackRock Advisors, Inc. ("BlackRock") 100 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation, serves as Sub-Adviser to the Portfolio. Subject to the supervision of the Board and ING, BlackRock manages the Portfolio's assets in accordance with the Portfolio's investment objective, policies, and limitations. BlackRock makes investment decisions for the Portfolio as to those assets and places order to purchase and sell securities and other investments for the Portfolio. As of December 31, 2003, BlackRock Advisors had over $309 billion of assets under management, of which $16 billion was in equity securities.

The Portfolio is managed by Thomas P. Callan and Daniel M. Rea.

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Callan is a member of BlackRock's global small cap equity team. He is lead manager for international and U.S. opportunities portfolios managed by BlackRock. Before becoming part of BlackRock, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Daniel M. Rea, Vice President and Portfolio Manager, is a co-portfolio manager of the Portfolio. Mr. Rea is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Mr. Rea joined BlackRock in 2000 from Driehaus Capital Management, where he was a healthcare analyst and, later, the portfolio manager of the Driehaus Emerging Growth Portfolio and the Driehaus Recent Issues Portfolio. Prior to joining Driehaus in 1997, he was with GE Capital Corporation in the Financial Management Program.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ING VARIABLE PORTFOLIOS, INC.
                           ING VP Technology Portfolio

                         Supplement Dated March 23, 2004
                      to the ING Variable Portfolios, Inc.
                   Statement of Additional Information ("SAI")
                                Dated May 1, 2003

On January 2, 2004, BlackRock Advisors, Inc. ("BlackRock") began serving as the sub-adviser to ING VP Technology Portfolio (the "Portfolio") under an interim sub-advisory agreement. On March 23, 2004, the shareholders of the Portfolio approved a new sub-advisory agreement with BlackRock.

In connection with the change in the sub-adviser to the Portfolio, effective February 17, 2004: (1) the name of the Portfolio is changed to ING VP Global Science and Technology Portfolio; (2) the Portfolio's non-fundamental investment strategies and policies are modified so that the Portfolio will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors; and (3) the comparative index for the Portfolio was changed from Goldman Sachs Technology Industry Composite Index to the Standard & Poor's 500 Composite Stock Price Index and the Pacific Stock Exchange Technology Index was added as a comparative index.

Modifications to the SAI to reflect these changes are set out below. They are effective as of February 17, 2004.

(1) References to "ING VP Technology Portfolio" in the SAI are changed to "ING VP Global Science and Technology Portfolio."

(2) Non-fundamental investment policies (2) and (5) in the section entitled "Additional Investment Restrictions and Policies on page 7 of the SAI are amended to read as follows:

     (2) except for ING VP Global Science and Technology, International and the Strategic Allocation Portfolios, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality of subdivision thereof);

     (5) invest more than 15% (10% for ING VP Money Market, ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Portfolios' investments adviser or the applicable sub-adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific and other factors; and

(3) The fourth paragraph following the non-fundamental investment policies on page 8 of the SAI is deleted and replaced with the following:

         ING VP Global Science and Technology Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and technology sectors. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Fund into compliance with this policy.

         International, Small Company, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap have each adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Each Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

(4) The first sentence of the first paragraph on page 12 of the SAI is amended to read as follows:

         A Portfolio may purchase put options when ING Investments or the applicable Sub-Adviser believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

(5) The following replaces the 5(th) paragraph of the section entitled "Sub-Advisory Agreements" on page 42 of the SAI:

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and BlackRock Advisors, Inc. ("BlackRock"), BlackRock serves as Sub-Adviser to ING VP Global Science and Technology Portfolio. BlackRock has served as Sub-Adviser since January 2, 2004. Prior to January 2, 2004 AIC Asset Management, LLC (AIC) served as Sub-Adviser. In this capacity, BlackRock, subject to the supervision and control of the Investment Adviser and the Board, on behalf of the Portfolio, manages the Portfolio's investment portfolio consistently with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. BlackRock's address is 100 Bellevue Parkway, Wilmington, Delaware 19809. Founded in 1994, BlackRock is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly-traded investment management firms in the U.S. As of December 31, 2003, BlackRock had assets under management of $309 billion.

         In reaching a decision to engage BlackRock as the Portfolios' sub-adviser, the Board, including a majority of the Independent Directors, compared the Portfolio's performance when managed by the former sub-adviser, AIC, with the performance of a portfolio managed by BlackRock that is comparable to the Portfolio under a new investment strategy. The Board also considered the performance of a peer group of other science and technology sector portfolios that are comparable to the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Adviser's view of the reputation of BlackRock; (2) the nature and quality of the services to be provided by BlackRock; (3) the addition of an exclusivity provision in the Sub-Advisory Agreement;
         (4) the fairness of the compensation under the Sub-Advisory Agreement in light of the services to be provided; (5) BlackRock's track record in managing the risks and volatility inherent in the technology sector;
         (6) the qualifications of the personnel, portfolio management capabilities and investment methodologies; (7) BlackRock's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (8) BlackRock's financial condition; (9) the costs for the services to be provided by BlackRock and the fact that these costs will be paid by the Adviser and not directly by the Portfolio; (10) the consistency in investment style and portfolio turnover rates experienced over time by a portfolio managed by BlackRock in accordance with the new investment strategy; (11) the appropriateness of the selection of BlackRock and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (12) BlackRock's Code of Ethics and related procedures for complying therewith. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Portfolio.

         Prior to approving the Sub-Advisory Agreement, the Independent Directors met in several executive sessions with their independent counsel to discuss and consider the Sub-Advisory Agreement, as well as BlackRock. As a part of this process, the Independent Directors reviewed materials provided by BlackRock and by ING Investments regarding BlackRock and its personnel, operations, financial condition, philosophy of management, performance, expectations and methods of operations as they would relate to the Portfolio. In addition, the Independent Directors reviewed and discussed the terms and provisions of the Sub-Advisory Agreement.

         During the course of its deliberations, the Board reached the following conclusions regarding BlackRock and the Sub-Advisory Agreement, among others: (1) BlackRock is qualified to manage the Portfolio's assets in accordance with its investment objective and policies; (2) the new investment strategy is appropriate for pursuing the Portfolio's investment objective and is consistent with the interests of current and prospective investors in the Portfolio; (3) the new investment strategy would not materially affect the current risk profile of the Portfolio; (4) BlackRock is likely to execute the new investment strategy consistently over time; (5) BlackRock has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the Sub-

         Advisory Agreement; (6) BlackRock is likely to diversify the Portfolio's portfolios in order to minimize volatility and risk; (7) The exclusivity provisions included in the Sub-Advisory Agreement with respect to the management of other mutual portfolios with similar investment objectives, policies and restrictions are likely to provide the Portfolio with the opportunity to realize asset growth during the exclusivity period; (8) BlackRock maintains appropriate compliance programs; (9) BlackRock is likely to manage the assets with a turnover rate that is relatively low for a technology sector; and (10) the compensation to be paid under the Sub-Advisory Agreement is fair in relation to the services to be provided by BlackRock.

(6) The information for VP Technology in the Sub-Advisory fee table at the bottom of page 42 is deleted and replaced with the following:

                                Sub-Advisory Fee*

                                     January 2, 2004 through
                                         March 31, 2004
VP Global Science and Technology               0.50%             N/A

Effective April 1, 2004
        0.50%**                 On first $200 million
        0.45%**                 On next $300 million
        0.40%**                 Over $500 million

         * As a percentage of average daily net assets.

         ** For purposes of calculating fees under this Agreement, the assets of the series shall be aggregated with the assets of ING Global Science and Technology Portfolio, a series of ING Series Portfolio, Inc., a registered investment company that is not a party to this Agreement. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to these two series and their respective Investment Sub-Adviser based on relative net assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE